Label	Element	Value
Lord Abbett Diversified Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000911507_SupplementTextBlock

LORD ABBETT INVESTMENT TRUST
Lord Abbett Diversified Equity Strategy Fund

Supplement dated February 17, 2017 to the
Summary Prospectus and Statement of Additional Information dated April 1, 2016 and Prospectus dated April 1, 2016, as revised June 24, 2016

This supplement updates certain information contained in the Fund’s summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On February 16, 2017, the Board of Trustees of Lord Abbett Investment Trust approved a number of changes to reposition Lord Abbett Diversified Equity Strategy Fund into Lord Abbett’s Multi-Asset Class suite of Funds. The Fund will continue to seek capital appreciation and will continue to invest primarily in Lord Abbett Funds that invest in equity securities across all market capitalizations of U.S. and select international companies, but also will have the flexibility to allocate up to 25% of its portfolio to underlying funds that primarily invest in fixed income securities. The specific changes, which will take effect on or about May 1, 2017 and will be reflected in a new summary prospectus, prospectus, and SAI to be issued on or about May 1, 2017, are:

Name Change. The Fund will be re-named “Lord Abbett Multi-Asset Focused Growth Fund.”

Investment Policy and Principal Investment Strategy Changes. Certain of the Fund’s principal investment strategies will be modified, including: (i) to permit the Fund to invest up to 25% of its assets in fixed income securities; (ii) to reduce the Fund’s target allocation for equity securities from 100% of the Fund’s assets to a range of 75% to 100%; (iii) to increase the Fund’s target allocation range for foreign securities from 0% to 25% to 0% to 35%; and (iv) to increase the number of affiliated mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment adviser, in which the Fund may invest in pursuit of its investment objective, consistent with its principal investment strategies, as discussed below. In addition, the Fund will implement an active tactical asset allocation strategy, and will actively adjust its exposure among the underlying funds in response to market fluctuations or to seek investment opportunities the Fund’s portfolio managers believe are attractive.

Additional Underlying Funds. In accordance with the Fund’s new principal investment strategy, the Fund will have the flexibility to invest in any Lord Abbett Fund except (1) the state-specific municipal funds organized under Lord Abbett Municipal Income Fund, Inc.; (2) the funds organized under Lord Abbett Series Fund, Inc.; and (3) any Lord Abbett fund-of-funds. Accordingly, disclosure relating to the Fund in the section of the prospectus titled “Appendix A: Underlying Funds of the Funds-of-Funds” will be updated to include the following additional affiliated funds managed by Lord Abbett in which the Fund will be permitted to invest: Lord Abbett AMT Free Municipal Bond Fund; Lord Abbett Bond Debenture Fund; Lord Abbett Calibrated Dividend Growth Fund; Lord Abbett Convertible Fund; Lord Abbett Core Fixed Income Fund; Lord Abbett Core Plus Bond Fund; Lord Abbett Emerging Markets Corporate Debt Fund; Lord Abbett Emerging Markets Currency Fund; Lord Abbett Emerging Markets Local Bond Fund; Lord Abbett Floating Rate Fund; Lord Abbett Global Core Equity Fund; Lord Abbett High Yield Fund; Lord Abbett High Yield Municipal Bond Fund; Lord Abbett Income Fund; Lord Abbett Inflation Focused Fund; Lord Abbett Intermediate Tax Free Fund; Lord Abbett Micro Cap Growth Fund; Lord Abbett Micro Cap Value Fund; Lord Abbett National Tax Free Fund; Lord Abbett Short Duration High Yield Municipal Bond Fund; Lord Abbett Short Duration Income Fund; Lord Abbett Short Duration Tax Free Fund; Lord Abbett Small Cap Value Fund; Lord Abbett Total Return Fund; Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund; and Lord Abbett Ultra Short Bond Fund.

Additional Principal Risks. The Fund will be subject to additional principal risks as a result of the changes to its investment policies and principal investment strategies. Accordingly, the following risks will be added as principal risks of the Fund: Fixed Income Securities Risk; High-Yield Securities Risk; Senior Loan Risk; Municipal Securities Risk; Credit Risk; Interest Rate Risk; Inverse Floaters Risk; Sovereign Debt Risk; New Underlying Fund Risk; Mortgage-Related and Other Asset-Backed Securities Risk; Inflation-Linked Investments Risk; and Government Securities Risk.

Discontinuation of Contractual Management Fee Waiver. The agreement under which Lord Abbett presently is waiving a portion of its management fee expires on March 31, 2017. After that date, this contractual management fee waiver will be discontinued and Lord Abbett will begin voluntarily waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice, and it is anticipated that it will be discontinued on or about May 1, 2017 in connection with the changes discussed above. Accordingly, effective April 1, 2017, the following section replaces the corresponding section of the summary prospectus and prospectus:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 345 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	F	I	P	R2	R3	R4	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	F	I	P	R2	R3	R4	R5	R6

Management Fees(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None

Other Expenses	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.14%

Acquired Fund Fees and Expenses	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Total Annual Fund Operating Expenses	1.42%	2.17%	2.17%	1.27%	1.17%	1.62%	1.77%	1.67%	1.42%	1.17%	1.01%

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)

Lord Abbett presently is waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice, and it is anticipated that it will be discontinued on or about May 1, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$711	$998	$1,307	$2,179	$711	$998	$1,307	$2,179

Class B Shares	$720	$979	$1,364	$2,313	$220	$679	$1,164	$2,313

Class C Shares	$320	$679	$1,164	$2,503	$220	$679	$1,164	$2,503

Class F Shares	$129	$403	$697	$1,534	$129	$403	$697	$1,534

Class I Shares	$119	$372	$644	$1,420	$119	$372	$644	$1,420

Class P Shares	$165	$511	$881	$1,922	$165	$511	$881	$1,922

Class R2 Shares	$180	$557	$959	$2,084	$180	$557	$959	$2,084

Class R3 Shares	$170	$526	$907	$1,976	$170	$526	$907	$1,976

Class R4 Shares	$145	$449	$776	$1,702	$145	$449	$776	$1,702

Class R5 Shares	$119	$372	$644	$1,420	$119	$372	$644	$1,420

Class R6 Shares	$103	$322	$558	$1,236	$103	$322	$558	$1,236

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversified Equity Strategy Fund